MAINSTAY GROUP OF FUNDS

MainStay Epoch U.S. All Cap Fund

Supplement dated July 3, 2013 (“Supplement”) to the Prospectus,

dated February 28, 2013, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay Epoch U.S. All Cap Fund (“Fund”), a series of MainStay Funds Trust (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a Special Meeting of Shareholders held on July 1, 2013, the shareholders of the Fund approved each of the following proposals:

(i)	To approve a subadvisory agreement with respect to the Fund between Epoch Investment Partners, Inc. (“Epoch”) and New York Life Investment Management LLC prompted by the change of control of Epoch;

(ii)	To approve the amendment of the fundamental investment restrictions of the Fund; and

(iii)	To grant the Trust the authority to enter into and materially amend agreements with certain subadvisors on behalf of the Fund without obtaining shareholder approval, subject to the terms of exemptive relief granted by the Securities and Exchange Commission (the “Order”).

As a result, effective July 1, 2013, the Prospectus is amended as follows:

1. The third paragraph under “Who Manages Your Money” on page 114 of the Prospectus is revised to remove reference to the Fund and to read as follows:

“Except for MainStay S&P 500 Index Fund, the shareholders of the Funds that are covered by this Prospectus have approved the use of this Order.”

2. The description of Epoch under “Who Manages Your Money” on page 114 of the Prospectus is revised to read as follows:

Epoch Investment Partners, Inc. ("Epoch") is located at 399 Park Avenue, New York, New York 10022. Epoch was incorporated in 2004 and is a wholly-owned subsidiary of Epoch Holding Corporation, which is a wholly-owned subsidiary of The Toronto Dominion Bank. As of December 31, 2012, Epoch managed approximately $24.5 billion in assets.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

MainStay Epoch U.S. All Cap Fund

Supplement dated July 3, 2013 (“Supplement”) to the Statement of Additional Information, dated February 28, 2013, as amended June 17, 2013

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) for MainStay Epoch U.S. All Cap Fund (“Fund”), a series of MainStay Funds Trust (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a Special Meeting of Shareholders held on July 1, 2013, the shareholders of the Fund approved each of the following proposals:

(i)	To approve a subadvisory agreement with respect to the Fund between Epoch Investment Partners, Inc. (“Epoch”) and New York Life Investment Management LLC prompted by the change of control of Epoch;

(ii)	To approve the amendment of the fundamental investment restrictions of the Fund; and

(iii)	To grant the Trust the authority to enter into and materially amend agreements with certain subadvisors on behalf of the Fund without obtaining shareholder approval, subject to the terms of exemptive relief granted by the Securities and Exchange Commission.

As a result, effective July 1, 2013, the SAI is amended as follows:

1. The table entitled “Fundamental Investment Restrictions - MainStay Funds Trust” on page 10 of the SAI is amended to remove reference to the Fund.

2. The table entitled “Fundamental Investment Restrictions - MainStay Funds Trust (continued)” on page 11 of the SAI is amended to include reference to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.